27. Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of net sales by major product and services
	2017	2016	2015
Sales of PV solar system	$6,042	$14,914	$77,438
EPC revenue	–	13,493	48,014
Sales of PV solar components	113,930	90,108	41,623
Electricity revenue with PPAs	5,875	16,022	16,226
Pre-development project sales	–	–	4,545
Financial service revenue	695	4,387	1,486
Others	923	1,275	1,178
	$127,465	$140,199	$190,510

Schedule of net sales by geographic location

Location (a)	2017	2016	2015
China	$5,945	$25,597	$56,745
United Kingdom	6,903	694	50,345
Australia	112,174	81,241	35,418
United States	–	6,622	29,925
Greece	–	8,737	8,720
Japan	511	12,893	6,626
Italy	1,932	1,740	1,395
Germany	–	2,675	1,336
	$127,465	$140,199	$190,510

(a)           Sales are attributed to countries based on location of customer.

Schedule of geographic information for long-lived assets
Location	2017	2016	2015
China	$50,156	$27,671	$68,831
Greece	2,314	55,458	59,385
United States	16,372	26,032	34,522
Italy	9,961	9,247	10,048
Japan	–	3,503	11,464
UK	10,016	10,124	1,499
Australia	548	611	331
Germany	9	47	84
	$89,376	$132,693	$186,164